UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/14_

Item 1. Schedule of Investments.

Templeton Foreign Fund

Statement of Investments, May 31, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 94.7%
Belgium 0.2%
UCB SA	Pharmaceuticals	194,440	$15,501,312

Brazil 0.6%
BM&F BOVESPA SA	Diversified Financial Services	6,060,680	29,694,898
Centrais Eletricas Brasileiras SA	Electric Utilities	4,648,770	13,670,412
Centrais Eletricas Brasileiras SA (Eletrobras), ADR	Electric Utilities	38,000	113,240
			43,478,550
Canada 5.5%
AGF Management Ltd.	Capital Markets	1,338,790	15,879,031
Ensign Energy Services Inc.	Energy Equipment & Services	4,529,930	67,807,944
HudBay Minerals Inc.	Metals & Mining	7,074,590	62,377,755
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	2,453,170	94,416,218
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	8,354,080	86,295,316
Trican Well Service Ltd.	Energy Equipment & Services	6,748,990	103,452,353
			430,228,617
China 5.7%
China Agri-Industries Holdings Ltd.	Food Products	1,087,100	448,691
China Life Insurance Co. Ltd., H	Insurance	17,725,000	48,581,687
China Mobile Ltd.	Wireless Telecommunication
	Services	5,656,500	55,302,455
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	23,401,500	63,989,243
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	150,118,382	75,707,351
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	24,925,250	22,157,064
Dongfang Electric Corp. Ltd., H	Electrical Equipment	10,000,000	15,632,558
[a]Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	16,836,200	27,405,066
Shanghai Electric Group Co. Ltd., H	Electrical Equipment	48,210,300	17,348,880
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,370,600	40,078,230
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,553,200	7,514,197
[a]Sinopharm Group Co.	Health Care Providers & Services	7,226,600	19,574,052
[a,b]Trina Solar Ltd., ADR	Semiconductors & Semiconductor
	Equipment	3,348,560	45,774,815
			439,514,289
France 13.2%
AXA SA	Insurance	5,562,992	137,341,686
BNP Paribas SA	Banks	2,866,553	200,745,135
Cie Generale des Etablissements Michelin, B	Auto Components	437,300	53,891,888
Compagnie de Saint-Gobain	Building Products	519,460	29,597,289
Ipsen SA	Pharmaceuticals	559,750	27,467,034
Orange SA	Diversified Telecommunication
	Services	3,765,751	62,964,338
Sanofi	Pharmaceuticals	1,915,835	204,866,608
Societe Generale SA	Banks	986,796	56,856,974
Technip SA	Energy Equipment & Services	308,840	33,168,437
Total SA, B	Oil, Gas & Consumable Fuels	2,521,260	176,942,297
[a]Vivendi SA	Diversified Telecommunication
	Services	1,574,444	41,295,980
			1,025,137,666
Germany 5.6%
Deutsche Boerse AG	Diversified Financial Services	610,820	46,631,219
Deutsche Lufthansa AG	Airlines	2,387,880	62,989,615
Gerresheimer AG	Life Sciences Tools & Services	573,310	38,585,855
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,521,460	25,605,138
Merck KGaA	Pharmaceuticals	341,782	58,707,721
[a]Metro AG	Food & Staples Retailing	1,179,304	49,227,349
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	240,272	53,259,759
SAP AG	Software	241,590	18,496,159

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

Siemens AG	Industrial Conglomerates	624,142	82,924,966
			436,427,781
Hong Kong 1.0%
First Pacific Co. Ltd.	Diversified Financial Services	16,393,500	18,543,798
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	27,361,904	51,384,851
Noble Group Ltd.	Trading Companies & Distributors	7,336,800	8,103,567
Value Partners Group Ltd.	Capital Markets	3,187,400	2,014,467
			80,046,683
India 1.1%
ICICI Bank Ltd.	Banks	1,222,640	29,296,268
Jain Irrigation Systems Ltd.	Machinery	10,886,360	20,367,672
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,745,914	20,085,364
Power Grid Corp. of India Ltd.	Electric Utilities	6,371,999	13,105,683
			82,854,987
Ireland 0.6%
CRH PLC	Construction Materials	1,617,990	44,290,954

Israel 0.9%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,331,910	67,248,136

Italy 3.6%
Eni SpA	Oil, Gas & Consumable Fuels	3,710,120	94,530,672
[a]Saipem SpA	Energy Equipment & Services	1,227,380	31,992,076
UniCredit SpA	Banks	17,587,407	153,326,722
			279,849,470
Japan 6.3%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	953,500	31,272,739
Capcom Co. Ltd.	Software	2,302,160	38,929,181
ITOCHU Corp.	Trading Companies & Distributors	10,194,100	120,496,215
Namco Bandai Holdings Inc.	Leisure Products	3,481,650	75,876,194
Nikon Corp.	Household Durables	1,625,800	25,750,819
Nissan Motor Co. Ltd.	Automobiles	8,670,900	78,295,820
Suntory Beverage & Food Ltd.	Beverages	1,057,400	40,363,537
Toyota Motor Corp.	Automobiles	1,315,580	74,468,744
			485,453,249
Netherlands 5.2%
Aegon NV	Insurance	12,407,865	107,647,195
Akzo Nobel NV	Chemicals	1,330,760	99,742,434
Fugro NV, IDR	Energy Equipment & Services	581,686	33,563,023
[a]ING Groep NV, IDR	Diversified Financial Services	7,226,898	101,230,002
[a]QIAGEN NV	Life Sciences Tools & Services	677,700	15,548,808
[a]SBM Offshore NV	Energy Equipment & Services	2,610,374	42,471,798
			400,203,260
Norway 2.3%
Statoil ASA	Oil, Gas & Consumable Fuels	3,847,470	117,884,751
Telenor ASA	Diversified Telecommunication
	Services	2,649,156	62,781,878
			180,666,629
Russia 0.8%
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	408,030	23,086,337
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,321,970	25,342,165
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	868,900	16,065,961
			64,494,463
Singapore 1.0%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	6,321,390	64,288,536

Templeton Foreign Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

United Overseas Bank Ltd.	Banks	734,000	13,211,356
			77,499,892
South Korea 9.6%
Daum Communication Corp.	Internet Software & Services	240,380	23,032,393
Hana Financial Group Inc.	Banks	3,980,980	144,504,075
Hyundai Mobis	Auto Components	244,960	69,117,743
KB Financial Group Inc.	Banks	3,652,317	124,344,093
KIWOOM Securities Co. Ltd.	Capital Markets	552,080	22,392,585
Korea Investment Holdings Co. Ltd.	Capital Markets	801,250	30,379,519
POSCO	Metals & Mining	327,220	92,648,751
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	169,154	239,139,044
			745,558,203
Spain 1.4%
Telefonica SA	Diversified Telecommunication
	Services	6,257,015	105,002,766

Sweden 0.7%
Ericsson, B	Communications Equipment	2,905,959	36,411,336
Getinge AB, B	Health Care Equipment & Supplies	839,205	21,569,525
			57,980,861
Switzerland 6.9%
[a]Basilea Pharmaceutica AG	Biotechnology	203,780	24,761,295
Credit Suisse Group AG	Capital Markets	5,306,469	157,759,889
[a]GAM Holding Ltd.	Capital Markets	1,249,960	23,033,661
Lonza Group AG	Life Sciences Tools & Services	354,150	38,068,950
Nobel Biocare Holding AG	Health Care Equipment & Supplies	2,854,180	42,554,504
Novartis AG	Pharmaceuticals	912,730	81,854,165
Roche Holding AG	Pharmaceuticals	471,350	138,709,766
Swiss Re AG	Insurance	357,903	31,837,139
			538,579,369
Thailand 0.4%
Bangkok Bank PCL	Banks	5,538,300	31,189,817

Turkmenistan 0.3%
Dragon Oil PLC	Oil, Gas & Consumable Fuels	1,968,610	20,029,092

United Kingdom 17.7%
Aviva PLC	Insurance	22,723,974	199,585,260
BAE Systems PLC	Aerospace & Defense	9,393,220	66,614,752
Barclays PLC	Banks	7,389,010	30,591,171
BP PLC	Oil, Gas & Consumable Fuels	15,787,370	133,103,865
Carillion PLC	Construction & Engineering	9,515,960	56,495,526
GlaxoSmithKline PLC	Pharmaceuticals	5,890,434	158,070,752
HSBC Holdings PLC	Banks	8,197,920	86,458,019
Kingfisher PLC	Specialty Retail	11,449,794	75,230,965
Man Group PLC	Capital Markets	24,406,112	41,031,031
Marks & Spencer Group PLC	Multiline Retail	8,593,195	64,700,451
Rexam PLC	Containers & Packaging	4,786,560	42,642,206
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	768,672	30,226,447
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,826,470	115,360,263
Serco Group PLC	Commercial Services & Supplies	3,274,612	20,396,162
Tesco PLC	Food & Staples Retailing	37,342,300	189,995,884
Vodafone Group PLC	Wireless Telecommunication
	Services	17,884,495	62,802,018
			1,373,304,772
United States 4.1%
Baker Hughes Inc.	Energy Equipment & Services	1,018,779	71,844,295
Cisco Systems Inc.	Communications Equipment	3,758,300	92,529,346
[a]Gilead Sciences Inc.	Biotechnology	376,690	30,590,995
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	2,020,390	67,683,065

Templeton Foreign Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Noble Corp. PLC	Energy Equipment & Services	1,746,517	54,945,425
			317,593,126
Total Common Stocks (Cost $6,392,179,801)			7,342,133,944
Preferred Stocks 0.5%
Brazil 0.5%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,497,790	22,362,005
Vale SA, ADR, pfd., A	Metals & Mining	1,291,734	14,829,106
Total Preferred Stocks (Cost $46,420,227)			37,191,111
Total Investments before Short Term Investments (Cost $6,438,600,028)			7,379,325,055

Short Term Investments 5.1%		Principal Amount*
Time Deposits 4.7%
Canada 2.9%
Bank of Montreal, 0.05%, 6/02/14		122,000,000	122,000,000
Royal Bank of Canada, 0.05%, 6/02/14		99,000,000	99,000,000
			221,000,000
United States 1.8%
Scotia Capital Markets, 0.03%, 6/02/14		142,000,000	142,000,000
Total Time Deposits (Cost $363,000,000)			363,000,000
Total Investments before Money Market Funds (Cost $6,801,600,028)			7,742,325,055
		Shares
Investments from Cash Collateral Received for Loaned Securities
(Cost $30,684,056) 0.4%
Money Market Funds 0.4%
United States 0.4%
[c]BNY Mellon Overnight Government Fund, 0.056%		30,684,056	30,684,056
Total Investments (Cost $6,832,284,084) 100.3%			7,773,009,111
Other Assets, less Liabilities (0.3)%			(23,492,797)
Net Assets 100.0%			$7,749,516,314

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	A portion or all of the security is on loan at May 31, 2014.
[c]	The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton World Fund

Statement of Investments, May 31, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 94.9%
Australia 0.9%
[a]Qantas Airways Ltd.	Airlines	43,425,039	$56,784,035
Austria 0.4%
UNIQA Insurance Group AG	Insurance	212,000	2,861,189
[b]UNIQA Insurance Group AG, 144A	Insurance	1,891,099	25,522,602
			28,383,791
Belgium 0.1%
UCB SA	Pharmaceuticals	79,760	6,358,695
Canada 1.9%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,244,777	47,908,272
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	6,001,970	61,998,676
Trican Well Service Ltd.	Energy Equipment & Services	869,300	13,325,124
			123,232,072
China 0.8%
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	25,078,000	22,292,849
Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,202,319	14,385,578
[a]Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	3,102,800	5,050,572
Weichai Power Co. Ltd., H	Machinery	3,292,000	12,207,454
			53,936,453
France 7.5%
Alstom SA	Electrical Equipment	419,270	16,575,524
AXA SA	Insurance	2,231,490	55,092,044
BNP Paribas SA	Banks	2,071,960	145,099,669
Sanofi	Pharmaceuticals	1,089,710	116,526,314
Technip SA	Energy Equipment & Services	239,480	25,719,393
Total SA, B	Oil, Gas & Consumable Fuels	1,904,530	133,660,120
			492,673,064
Germany 3.3%
[a]Commerzbank AG	Banks	1,012,200	16,068,721
Deutsche Boerse AG	Diversified Financial Services	156,370	11,937,598
Deutsche Lufthansa AG	Airlines	528,320	13,936,493
Merck KGaA	Pharmaceuticals	288,600	49,572,676
[a]Metro AG	Food & Staples Retailing	981,551	40,972,602
[a]Osram Licht AG	Electrical Equipment	2	101
SAP AG	Software	162,344	12,429,076
Siemens AG	Industrial Conglomerates	546,680	72,633,184
			217,550,451
Hong Kong 0.7%
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,128,583	15,109,785
Noble Group Ltd.	Trading Companies & Distributors	26,344,600	29,097,867
			44,207,652
India 0.3%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,171,931	21,087,631
Ireland 1.2%
CRH PLC	Construction Materials	2,944,063	80,590,954
Israel 1.0%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,343,305	67,823,470
Italy 3.2%
Eni SpA	Oil, Gas & Consumable Fuels	3,229,273	82,279,103
[a]Saipem SpA	Energy Equipment & Services	1,163,574	30,328,951

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

UniCredit SpA	Banks	11,423,784	99,592,359
			212,200,413
Japan 3.4%
ITOCHU Corp.	Trading Companies & Distributors	4,176,611	49,368,342
Nikon Corp.	Household Durables	500,200	7,922,598
Nissan Motor Co. Ltd.	Automobiles	11,268,900	101,755,039
Toyota Motor Corp.	Automobiles	1,171,725	66,325,795
			225,371,774
Netherlands 2.6%
Akzo Nobel NV	Chemicals	374,860	28,096,312
Fugro NV, IDR	Energy Equipment & Services	463,519	26,744,840
[a]ING Groep NV, IDR	Diversified Financial Services	7,654,248	107,216,061
[a]QIAGEN NV	Life Sciences Tools & Services	333,838	7,659,411
			169,716,624
Norway 1.3%
Telenor ASA	Diversified Telecommunication
	Services	3,470,220	82,240,128
Portugal 0.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,902,130	51,432,271
Russia 1.1%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	934,572	7,617,696
LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	240,082	13,583,840
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	2,339,834	44,854,618
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	369,227	6,827,007
			72,883,161
Singapore 2.4%
[c]DBS Group Holdings Ltd.	Banks	3,301,396	44,494,272
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	4,421,025	44,961,824
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	22,487,261	69,939,247
			159,395,343
South Korea 5.4%
Hana Financial Group Inc.	Banks	1,553,500	56,389,904
KB Financial Group Inc.	Banks	1,876,166	63,874,565
POSCO	Metals & Mining	293,882	83,209,462
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	105,437	149,060,048
			352,533,979
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	3,802,046	63,804,441
Switzerland 5.5%
ABB Ltd.	Electrical Equipment	1,080,030	25,655,839
Credit Suisse Group AG	Capital Markets	4,014,252	119,342,627
Roche Holding AG	Pharmaceuticals	500,372	147,250,415
Swiss Re AG	Insurance	762,200	67,801,240
			360,050,121
Taiwan 1.5%
Compal Electronics Inc.	Technology Hardware, Storage &
	Peripherals	34,584,086	28,441,997
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	7,501,690	29,847,904

Templeton World Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	20,588,000	40,306,799
			98,596,700
Turkey 0.5%
[a]Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication
	Services	5,561,571	34,869,199

United Kingdom 15.1%
Aviva PLC	Insurance	12,932,746	113,588,647
BAE Systems PLC	Aerospace & Defense	8,784,320	62,296,560
Barclays PLC	Banks	5,348,130	22,141,743
BP PLC	Oil, Gas & Consumable Fuels	6,798,278	57,316,518
Carillion PLC	Construction & Engineering	6,316,640	37,501,408
GlaxoSmithKline PLC	Pharmaceuticals	4,356,107	116,896,838
HSBC Holdings PLC	Banks	7,758,970	81,828,705
[a]International Consolidated Airlines Group SA	Airlines	10,907,700	71,961,659
Kingfisher PLC	Specialty Retail	16,641,610	109,343,834
[a]Lloyds Banking Group PLC	Banks	49,426,130	64,503,592
Man Group PLC	Capital Markets	6,221,701	10,459,790
Royal Dutch Shell PLC, A (EUR Traded)	Oil, Gas & Consumable Fuels	128,452	5,051,111
Royal Dutch Shell PLC, A (GBP Traded)	Oil, Gas & Consumable Fuels	5,923	232,808
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,461,012	59,630,114
Serco Group PLC	Commercial Services & Supplies	5,598,723	34,872,058
Tesco PLC	Food & Staples Retailing	16,476,424	83,831,279
Vodafone Group PLC	Wireless Telecommunication
	Services	16,287,079	57,192,637
			988,649,301
United States 33.0%
Abercrombie & Fitch Co., A	Specialty Retail	121,310	4,610,993
Accenture PLC, A	IT Services	164,571	13,404,308
American International Group Inc.	Insurance	1,384,075	74,836,935
Amgen Inc.	Biotechnology	924,300	107,209,557
Baker Hughes Inc.	Energy Equipment & Services	1,637,460	115,473,679
Best Buy Co. Inc.	Specialty Retail	948,940	26,247,680
[a]Brocade Communications Systems Inc.	Communications Equipment	1,941,500	17,706,480
Chevron Corp.	Oil, Gas & Consumable Fuels	169,276	20,785,400
Cisco Systems Inc.	Communications Equipment	3,161,170	77,828,005
Citigroup Inc.	Banks	2,663,930	126,723,150
Comcast Corp., Special A	Media	1,502,259	77,877,107
CVS Caremark Corp.	Food & Staples Retailing	1,130,850	88,568,172
FedEx Corp.	Air Freight & Logistics	215,777	31,106,412
Foot Locker Inc.	Specialty Retail	1,476,200	71,123,316
Halliburton Co.	Energy Equipment & Services	805,344	52,057,436
The Hartford Financial Services Group Inc.	Insurance	386,300	13,385,295
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	3,266,755	109,436,293
JPMorgan Chase & Co.	Banks	1,809,934	100,578,032
KBR Inc.	Construction & Engineering	589,580	14,320,898
LyondellBasell Industries NV, A	Chemicals	186,550	18,574,784
Medtronic Inc.	Health Care Equipment & Supplies	2,059,090	125,666,263
Merck & Co. Inc.	Pharmaceuticals	1,337,900	77,410,894
Microsoft Corp.	Software	3,363,450	137,699,643
Morgan Stanley	Capital Markets	4,653,150	143,596,209
[a]Navistar International Corp.	Machinery	1,144,790	39,231,953
[a]News Corp., A	Media	2,101,623	35,853,688
Noble Corp. PLC	Energy Equipment & Services	2,221,384	69,884,741
Oracle Corp.	Software	401,951	16,889,981
Pfizer Inc.	Pharmaceuticals	3,534,320	104,721,902
PNC Financial Services Group Inc.	Banks	160,070	13,649,169
[a]Sprint Corp.	Wireless Telecommunication
	Services	2,001,967	19,118,785
SunTrust Banks Inc.	Banks	1,710,680	65,553,258
[a,c]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,736,740	18,843,629
Time Warner Cable Inc.	Media	170,634	24,086,696

Templeton World Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)
Twenty-First Century Fox Inc., A	Media	1,479,852	52,401,559
United Parcel Service Inc., B	Air Freight & Logistics	232,539	24,156,151
Verizon Communications Inc.	Diversified Telecommunication
	Services	664,086	33,177,737
Voya Financial Inc.	Diversified Financial Services	176,020	6,301,516
			2,170,097,706
Total Common Stocks (Cost $4,526,039,264)			6,234,469,429
Preferred Stocks 0.9%
Brazil 0.9%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,943,702	43,949,471
Vale SA, ADR, pfd., A	Metals & Mining	1,018,732	11,695,043
Total Preferred Stocks (Cost $64,784,919)			55,644,514
		Principal Amount*
Mortgage-Backed Securities (Cost $2,080,979) 0.0%†
United States 0.0%†
FHLMC Gold 30 Year, 5.50%, 12/01/35		$2,111,329	2,354,711

Total Investments before Short Term Investments (Cost $4,592,905,162)			6,292,468,654

Short Term Investments 3.7%
Time Deposits 3.5%
Canada 2.1%
Bank of Montreal, 0.05%, 6/02/14		100,000,000	100,000,000
Royal Bank of Canada, 0.05%, 6/02/14		37,000,000	37,000,000
			137,000,000
United States 1.4%
Scotia Capital Markets, 0.03%, 6/02/14		94,000,000	94,000,000

Total Time Deposits (Cost $231,000,000)			231,000,000
Total Investments before Money Market Funds (Cost $4,823,905,162)			6,523,468,654
		Shares
Investments from Cash Collateral Received for Loaned Securities
(Cost $15,914,470) 0.2%
Money Market Funds 0.2%
United States 0.2%
[d]BNY Mellon Overnight Government Fund, 0.056%		15,914,471	15,914,471
Total Investments (Cost $4,839,819,632) 99.5%			6,539,383,125
Other Assets, less Liabilities 0.5%			31,432,288
Net Assets 100.0%			$6,570,815,413

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2014, the aggregate value of this security was $25,522,602, representing 0.39% of net assets.
[c]	A portion or all of the security is on loan at May 31, 2014.
[d]	The rate shown is the annualized seven-day yield at period end.

Templeton World Fund

Statement of Investments, May 31, 2014 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
FHLMC	-	Federal Home Loan Mortgage Corp.
IDR	-	International Depositary Receipt

Selected Currencies

EUR	-	Euro
GBP	-	British Pound

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton World Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Templeton World Fund purchased or wrote option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any options contracts at period end.

4. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund

Cost of investments	$6,835,592,769	$4,855,101,309

Unrealized appreciation	$1,267,127,720	$1,886,789,605
Unrealized depreciation	(329,711,378)	(202,507,789)
Net unrealized appreciation (depreciation)	$937,416,342	$1,684,281,816

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended May 31, 2014, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Templeton Foreign Fund
Non-Controlled Affiliates
Templeton China Opportunities Fund, Ltd., Reg D
Total Affiliated Securities (Value is 0.00% of Net Assets)	2,785,958	2,789,120	5,575,078	-	$-	$ -	$2,636,776

Templeton World Fund
Non-Controlled Affiliates
Templeton China Opportunities Fund, Ltd., Reg D
Total Affiliated Securities (Value is 0.00% of Net Assets)	2,790,529	2,793,691	5,584,220	-	$-	$ -	$3,004,260

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$7,379,325,055	-	-	$7,379,325,055
Short Term Investments	-	393,684,056	-	393,684,056
Total Investments in Securities	$7,379,325,055	$393,684,056	$-	$7,773,009,111

Templeton World Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	65,265,465	7,617,696	-	72,883,161
Other Equity Investments[b]	6,217,230,782	-	-	6,217,230,782
Mortgage-Backed Securities	-	2,354,711	-	2,354,711
Short Term Investments	-	246,914,471	-	246,914,471
Total Investments in Securities	$6,282,496,247	$256,886,878	$-	$6,539,383,125

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014